Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 001 $ in Thousands	Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants	$ 133,169
EBP, Asset Held for Investment	4,386,008
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	20,111
Investment, Identifier [Axis]: Baird Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	62,314
Investment, Identifier [Axis]: DaVita Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	37,542
Investment, Identifier [Axis]: Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	45,862
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2025 Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	174,441
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2030 Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	281,383
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2035 Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	416,082
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2040 Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	387,466
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2045 Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	343,324
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2050 Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	345,502
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2055 Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	276,745
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2060 Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	116,382
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend 2065 Fund - C Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	32,963
Investment, Identifier [Axis]: JPMCB SmartRetirement Passive Blend Income Fund CF-B
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	116,083
Investment, Identifier [Axis]: Jennison Small/Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	23,372
Investment, Identifier [Axis]: STIF Holding Fund-Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	6,716
Investment, Identifier [Axis]: T. Rowe Price Large-Cap Growth Trust (Class B)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	148,800
Investment, Identifier [Axis]: T. Rowe Price Stable Value Common Trust Fund - Class Q
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	116,408
Investment, Identifier [Axis]: Vanguard Extended Market Index Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	207,581
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	547,049
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	249,400
Investment, Identifier [Axis]: Vanguard Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Current Value	$ 297,313